Current and deferred tax - Summary of Reconciliation of Benefit (Expenses) of Income Tax and Social Contribution (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation Of Benefit (Expenses) Of Income Tax And Social Contribution [Line Items]
Loss before income tax	$ (10,473)	$ (56,444)	$ (69,986)
Tax at the Brazilian tax rate	3,561	19,191	23,795
Technological innovation incentive law (Lei do bem)	2,257	0	0
Restricted stock units	2,661	1,398	451
Equity result	405	329	(1,232)
Difference to presumed tax regime	0	0	(1,047)
Stock-option	(172)	(53)	(87)
Unrecognized deferred tax assets	(6,031)	(9,465)	(8,438)
Tax rate reconciliation	(3,796)	(6,381)	(3,945)
Other net differences	(1,992)	(994)	(25)
Income tax and social contribution for the year	$ (3,107)	$ 4,025	$ 9,472
Effective rate	29.67%	(7.13%)	(13.53%)